SEGMENTED INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Metal sales	$ 4,213.4	$ 3,497.3
Cost of sales
Production cost of sales	1,725.7	1,778.9
Depreciation, depletion and amortization	842.3	731.3
Reversals of impairment charges - net	(650.9)	(361.8)
Total cost of sales	1,917.1	2,148.4
Gross profit	2,296.3	1,348.9
Other operating expense (income)	186.5	108.5
Exploration and business development	92.5	113.5
General and administrative	117.9	135.8
Operating earnings	1,899.4	991.1
Other income - net	7.4	72.7
Finance income	4.3	7.9
Finance expense	(112.6)	(107.9)
Earnings before tax	1,798.5	963.8
Property, plant and equipment	7,653.5	6,340.0
Total assets	10,933.2	9,076.0
Capital expenditures for year ended December 31, 2020	1,061.9	1,207.3
Maricunga
Revenue
Metal sales	16.1	61.2
Cost of sales
Operating earnings	(12.5)	10.9
Corporate and other
Revenue
Metal sales	16.1	61.2
Cost of sales
Production cost of sales	3.7	31.5
Depreciation, depletion and amortization	10.2	10.4
Reversals of impairment charges - net	(185.0)
Total cost of sales	(171.1)	41.9
Gross profit	187.2	19.3
Other operating expense (income)	59.8	50.2
Exploration and business development	58.4	59.9
General and administrative	117.9	135.8
Operating earnings	(48.9)	(226.6)
Property, plant and equipment	1,154.5	421.5
Total assets	2,075.6	1,088.6
Capital expenditures for year ended December 31, 2020	82.3	27.1
Operating segments | Fort Knox
Revenue
Metal sales	422.9	279.6
Cost of sales
Production cost of sales	251.3	213.7
Depreciation, depletion and amortization	97.2	90.3
Total cost of sales	348.5	304.0
Gross profit	74.4	(24.4)
Other operating expense (income)	2.6	25.1
Exploration and business development	4.8	3.4
Operating earnings	67.0	(52.9)
Property, plant and equipment	488.7	421.1
Total assets	719.7	633.2
Capital expenditures for year ended December 31, 2020	150.1	149.3
Operating segments | Round Mountain
Revenue
Metal sales	565.5	502.2
Cost of sales
Production cost of sales	219.6	250.6
Depreciation, depletion and amortization	49.6	39.8
Total cost of sales	269.2	290.4
Gross profit	296.3	211.8
Other operating expense (income)	3.9	(0.3)
Exploration and business development	5.6	4.8
Operating earnings	286.8	207.3
Property, plant and equipment	774.6	653.7
Total assets	1,028.0	846.8
Capital expenditures for year ended December 31, 2020	180.6	241.5
Operating segments | Bald Mountain
Revenue
Metal sales	330.5	249.2
Cost of sales
Production cost of sales	155.9	136.6
Depreciation, depletion and amortization	128.3	79.5
Total cost of sales	284.2	216.1
Gross profit	46.3	33.1
Other operating expense (income)	5.2	7.8
Exploration and business development	6.5	12.6
Operating earnings	34.6	12.7
Property, plant and equipment	635.7	685.1
Total assets	857.1	862.5
Capital expenditures for year ended December 31, 2020	129.1	249.3
Operating segments | Paracatu
Revenue
Metal sales	960.7	856.3
Cost of sales
Production cost of sales	358.9	412.3
Depreciation, depletion and amortization	183.5	163.4
Reversals of impairment charges - net		(200.7)
Total cost of sales	542.4	375.0
Gross profit	418.3	481.3
Other operating expense (income)	11.3	(10.9)
Operating earnings	407.0	492.2
Property, plant and equipment	1,718.8	1,748.1
Total assets	2,226.3	2,024.0
Capital expenditures for year ended December 31, 2020	161.3	113.5
Operating segments | Kupol
Revenue
Metal sales	904.6	734.4
Cost of sales
Production cost of sales	304.5	314.1
Depreciation, depletion and amortization	123.5	125.1
Reversals of impairment charges - net	27.8
Total cost of sales	455.8	439.2
Gross profit	448.8	295.2
Other operating expense (income)	32.5	(8.9)
Exploration and business development	5.8	23.0
Operating earnings	410.5	281.1
Property, plant and equipment	271.2	332.8
Total assets	896.9	1,053.4
Capital expenditures for year ended December 31, 2020	32.9	39.7
Operating segments | Tasiast
Revenue
Metal sales	718.0	532.8
Cost of sales
Production cost of sales	235.7	230.4
Depreciation, depletion and amortization	191.8	130.2
Reversals of impairment charges - net	(289.2)	(161.1)
Total cost of sales	138.3	199.5
Gross profit	579.7	333.3
Other operating expense (income)	73.4	46.4
Exploration and business development	2.0	1.8
Operating earnings	504.3	285.1
Property, plant and equipment	2,277.3	1,924.8
Total assets	2,699.8	2,312.5
Capital expenditures for year ended December 31, 2020	302.2	370.5
Operating segments | Chirano
Revenue
Metal sales	295.1	281.6
Cost of sales
Production cost of sales	196.1	189.7
Depreciation, depletion and amortization	58.2	92.6
Reversals of impairment charges - net	(204.5)
Total cost of sales	49.8	282.3
Gross profit	245.3	(0.7)
Other operating expense (income)	(2.2)	(0.9)
Exploration and business development	9.4	8.0
Operating earnings	238.1	(7.8)
Property, plant and equipment	332.7	152.9
Total assets	429.8	255.0
Capital expenditures for year ended December 31, 2020	$ 23.4	$ 16.4